Share capital - Common Shares (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares
Number of shares
Exercise of stock options (in shares) | shares	13,680	8,735
Amount
Balance at beginning of period	$ 247,496
Exercise of stock options	286	$ 100
Issuance of common shares under employee share purchase plan	263	264
Release of restricted share units	0	$ 0
Balance at end of period	$ 249,274
Share capital
Number of shares
Balance at beginning of period (in shares) | shares	30,305,156	32,913,955
Exercise of stock options (in shares) | shares	13,680	8,735
Issuance of common shares under employee share purchase plan (in shares) | shares	6,647	8,785
Release of restricted share units (in shares) | shares	27,626	5,249
Balance at end of period (in shares) | shares	30,353,109	32,936,724
Amount
Balance at beginning of period	$ 247,496
Exercise of stock options	411	$ 149
Issuance of common shares under employee share purchase plan	310	322
Release of restricted share units	1,057	$ 224
Balance at end of period	$ 249,274